Junior Note Repayment, Related Party (Details) (SAC Holdings, USD $) In Millions, unless otherwise specified	3 Months Ended
Jun. 30, 2012
SAC Holdings
Related Party Transaction [Line Items]
Repayment of notes receivable from related parties	$ 75.0